Taxation (Details) - Schedule of significant components of deferred taxes - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Inventories provision	$ 41	$ 58
Accrued salary and welfare payable	206	217
Tax losses		419
Valuation allowance	373	275
Others	470
Total deferred tax assets	1,090	969
Deferred tax liabilities
Intangible assets	935	1,815
Deferred cost of revenue	15	17
Total deferred tax liabilities	$ 950	$ 1,832